Summary Prospectuses and Prospectuses Supplement Supplement dated October 10, 2018
Balanced Fund
(Summary Prospectus and Prospectus dated March 1, 2018)
VP Balanced Fund
(Summary Prospectus and Prospectus dated May 1, 2018)
Diversified Bond Fund ■ NT Diversified Bond Fund ■ Core Plus Fund ■ Short Duration Fund
(Summary Prospectuses and Prospectuses dated August 1, 2018)

The following changes are effective October 31, 2018:

G. David MacEwen, Co-Chief Investment Officer, CIO, Global Fixed Income, has announced his plans to retire on December 31, 2018. As a result, he will no longer serve as a portfolio manager for the funds listed above effective October 31, 2018.

The following entry is added to the Portfolio Managers section of the summary prospectuses and prospectuses.

Charles Tan, Senior Vice President and Co-Chief Investment Officer, Global Fixed Income, has served on teams managing fixed-income investments since joining the advisor in 2018.

The following entry is added to The Fund Management Team section of the prospectuses.

Charles Tan (Global Macro Strategy Team Representative)
Mr. Tan, Senior Vice President and Co-Chief Investment Officer, Global Fixed Income, has served on teams managing fixed-income investments for American Century since joining the advisor in 2018. Prior to joining American Century, Mr. Tan worked at Aberdeen Standard Investments as head of North American fixed income from 2015 to 2018 and head of U.S. credit and as a senior portfolio manager from 2005 to 2015. He has a bachelor’s degree in economics from University of International Business and Economics, Beijing and an MBA from Bucknell University.

©2018 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-94566 1810

Summary Prospectus and Prospectus Supplement Supplement dated October 10, 2018
High-Yield Fund
(Summary Prospectus and Prospectus dated August 1, 2018)

The following change is effective October 31, 2018:

G. David MacEwen, Co-Chief Investment Officer, CIO, Global Fixed Income, has announced his plans to retire on December 31, 2018. As a result, he will no longer serve as a portfolio manager for the fund effective October 31, 2018.

©2018 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-94567 1810